Income Taxes - Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of:
State and local income taxes	2.20%	2.30%	2.60%
Investment vehicles	(1.40%)	(1.50%)	(1.60%)
Domestic production activities	(3.00%)	(2.90%)	(2.20%)
Employee share-based payments	(5.60%)	(2.80%)
Other - net	(2.10%)	(1.10%)	(1.80%)
Pre-adjusted effective tax rate	25.10%	29.00%	32.00%
Effect of:
Tax Act	(39.80%)
Subsidiary mergers	(4.00%)
Post-adjusted effective tax rate	(18.70%)	29.00%	32.00%